UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 08703
Dreyfus High Yield Strategies Fund
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 3/31
Date of reporting period: July 1, 2004-June 30, 2005

Item 1. Proxy Voting Record

====================== DREYFUS HIGH YIELD STRATEGIES FUND ======================

HORIZON PCS, INC

Ticker: HPCS		Security ID:	44043U209
Meeting Date: JUN 30, 2005		Meeting Type: Special
Record Date: MAY 13, 2005

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement		For	For	Management
2	Adjourn Meeting		For	Against	Management

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HORIZON PCS, INC

Ticker: HPCS	Security ID: 44043UAH3
Meeting Date: SEP 13, 2004	Meeting Type: Written Consent
Record Date: JUL 30, 2004

# Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE PROPOSED JOINT PLAN OF REORGANIZATION For	For	Management

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NEON COMMUNICATION INC.

Ticker: NOPT	Security ID:	640506606
Meeting Date: MAR 7, 2005		Meeting Type: Special
Record Date: JAN 19, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement	For	Abstain	Management
2	Amend Articles/Bylaws/Charter-Non-Routine For		Abstain	Management
3	Company Specific-Equity-Related	For	Abstain	Management
4	Adjourn Meeting	For	Abstain	Management

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PAXSON COMMUNICATIONS CORP.

Ticker:		PAX	Security ID:	704231604
Meeting Date: JUN 10, 2005			Meeting Type: Annual
Record Date:		APR 15, 2005

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect	Director Dean M. Goodman		For	For	Management
1.2	Elect	Director W. Lawrence Patrick		For	For	Management
2	Ratify Auditors			For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 15, 2005